Common Stock Warrants (Tables)	12 Months Ended
Dec. 31, 2015
Common Stock Warrants Tables
Summary of information about the Common Stock Warrants outstanding
Shares Underlying Warrants Outstanding				Shares Underlying Warrants Exercisable

Weighted
	Shares	Average	Weighted	Shares	Weighted
Range of	Underlying	Remaining	Average	Underlying	Average
Exercise	Warrants	Contractual	Exercise	Warrants	Exercise
Prices	Outstanding	Life	Price	Exercisable	Price

$0.00001 – $1.45	53,591,455	5.27 years	$0.14633	47,541,455	$0.15701

Weighted-average assumptions used for grants
	December 31,	December 31,
	2015	2014

Average risk-free interest rates	1.75%	1.18%
Average expected life (in years)	9.22	4.24

Summary of activity of outstanding common stock warrants
		Weighted
		Average
	Number of	Exercise
	Shares	Price

Balance, December 31, 2013	39,650,000	$0.1172
Warrants cancelled	(95,000)	(0.75)
Warrants granted	11,051,455	0.2477
Warrants exercised	(15,000)	(0.75)
Balance, December 31, 2014	50,591,455	$0.1443
Warrants cancelled	(50,000)	(0.25)
Warrants granted	7,050,000	0.0784
Warrants exercised	(4,000,000)	(0.00001)
Balance, December 31, 2015	53,591,455	$0.1463

Exercisable, December 31, 2015	47,541,455	$0.15701